Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Summary of Investments In Associates And Joint Ventures

	2025 £m	2024 £m
1 January	1,902	1,970
Total comprehensive income (note 9)	646	559
Dividends	(386)	(447)
Additions (note 27(b)(ii))	34	48
Disposals (note 27(b)(i))	(167)	(227)
Changes in associate’s business undertakings – demerger of ITC Hotels	(533)	—
Other equity movements	25	(1)
31 December	1,521	1,902
Non-current assets	947	1,230
Current assets	1,056	1,205
Non-current liabilities	(98)	(97)
Current liabilities	(384)	(436)
	1,521	1,902
ITC Ltd. (Group’s share of the market value is £9,558 million (2024: £14,357 million))	1,348	1,762
Other listed associates (Group’s share of the market value is £184 million (2024: £224 million))	127	98
Unlisted associates	46	42
	1,521	1,902

Summary of Latest Published Information	The latest published information available is at 31 December 2025.

	2025 £m	2024 £m
Non-current assets	3,605	4,456
Current assets	3,872	4,152
Non-current liabilities	(304)	(306)
Current liabilities	(1,287)	(1,376)
	5,886	6,926
Group’s share of ITC Ltd. (2025: 22.91%; 2024: 25.45%)	1,348	1,762